Income Taxes (Details) - Schedule of Components of Net Deferred Income Tax - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$ 81	$ 48
Provision of employee benefits	1,271	1,267
Depreciation and amortization	(1,182)	(1,280)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(107)	(240)
Others	(39)	116
Less: Valuation allowances	(81)	(133)
Net deferred income tax liabilities	$ (57)	$ (222)